Derivative Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments
(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance and annuity products that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2016 and 2015, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Derivative assets		Derivative liabilities
	Fair value	Notional	Fair value	Notional
December 31, 2016
Derivatives designated and qualifying as hedging instruments	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$75	$2,078	$110	$1,681
Equity contracts	633	9,562	—	—
Total return swaps and other derivative contracts	—	—	2	2

Total derivatives[1]	$836	$12,582	$123	$1,971

December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[1]	$570	$9,006	$106	$1,150

[1]	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 million and $11 million, respectively, as of December 31, 2016 and 2015.

Of the $836 million and $570 million of fair value of total derivative assets at December 31, 2016 and 2015, $71 million and $48 million, respectively, are subject to master netting agreements. The Company received $660 million and $374 million of cash collateral and held $89 million and $99 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015. Of the $123 million and $106 million of fair value of total derivative liabilities at December 31, 2016 and 2015, $71 million and $48 million are subject to master netting agreements, respectively. The Company posted $151 million and $92 million of cash collateral and pledged securities with a fair value of $54 million and $64 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31,
	2016	2015	2014
Derivatives not designated as hedging instruments:
Interest rate contracts	$13	$(141)	$142
Equity contracts	(81)	(257)	(79)
Total return swaps	—	(44)	(195)
Other derivative contracts	8	(6)	4
Net interest settlements	(2)	32	20

Total derivative losses[1]	$(62)	$(416)	$(108)
Change in embedded derivative liabilities and related fees[2]	20	536	(979)

Net realized derivative (losses) gains	$(42)	$120	$(1,087)

[1]	Included in total derivative losses are economic hedging (losses) gains of $(2) million, $(402) million and $941 million related to the guaranteed benefit annuity programs for the years ended December 31, 2016, 2015 and 2014, respectively. Included in total derivative (losses) gains for the year ended December 31, 2015 and 2014 are economic hedging gains (losses) of $52 million and $(1.0) billion related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
[2]	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the year ended December 31, 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. The annual review produced a favorable impact for the year ended December 31, 2014, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.